Interest in Other Entities	12 Months Ended
Dec. 31, 2017
Interest in Other Entities
6	INTERESTS IN OTHER ENTITIES

The consolidated financial statements include the accounts of the Group and its subsidiaries. Additionally, the consolidated financial statements of the Group include its interest in joint operations in which the Company or certain subsidiaries have joint control with their partners (Note 2.2-d).

a)	Principal subsidiaries

The following table shows the principal direct and indirect subsidiaries classified by operating segment (Note 7):

Name	Country	Economic activity

Engineering and Construction:

GyM S.A.	Peru, and Colombia	Civil construction, electro-mechanic assembly, buildings management and implementing housing development projects and other related services.

Stracon GyM S.A.	Peru and Panama	Mining contracting activities, providing mining services and carrying out drilling, demolition and any other activity related to construction and mining operations.

GyM Chile S.p.A.	Chile	Electromechanical assemblies and services to energy, oil, gas and mining sector.

Vial y Vives - DSD S.A.	Chile	Electromechanical assemblies and services. Develop activities related to the construction of engineering projects, civil construction projects and electromechanical assemblies, as well as architectural design and installations in general. Construction and assemblies and electromechanical services in the sectors of energy, oil, gas and mining.

GMI S.A.	Peru	Advisory and consultancy services in engineering, carrying out studies and projects, managing projects and supervision of works.

Morelco S.A.S	Colombia and Ecuador	Providing construction and assembly services, supplying equipment and material to design, build, assemble, operate and maintain all types of mechanical engineering, instrumentation and civil work.

Name	Country	Economic activity

Infrastructure:

GMP S.A.	Peru	Natural oil and oil by-products extraction services, as well as providing storage and fuel dispatch services.

Oiltanking Andina Services S.A.	Peru	Operation of the gas processing plant of Pisco - Camisea.

Transportadora de Gas Natural Comprimido Andino S.A.C.	Peru	Supply, process and market natural gas and its derivates.

Concar S.A.	Peru	Operating and maintaining roads.

GyM Ferrovías S.A.	Peru	Concession for the operation of the public transportation system (Metro de Lima Metropolitana).

Survial S.A.	Peru	Concession for constructing, operating and maintaining the Section 1 of the “Southern Inter-oceanic” road.

Norvial S.A.	Peru	Concession for restoring, operating and maintaining the “Ancón - Huacho - Pativilca” section of the Panamericana Norte road.

Concesión Canchaque S.A.	Peru	Concession for operating and maintaining the Buenos Aires - Canchaque road.

Concesionaria Vía Expresa Sur S.A.	Peru	Concession for designing, constructing, operating and maintaining the Via Expresa - Paseo de la República in Lima.

Real estate:

VIVA GyM S.A.	Peru	Developing and managing real estate projects directly or together with other partners.

Technical services:

CAM Holding S.p.A.	Chile and Colombia	Electric and technological services for the power industry.

Coasin Instalaciones Ltda.	Chile	Installing and maintaining network and equipment for telecommunications.

Adexus S.A.	Chile, Peru, Colombia and Ecuador	IT solutions services.

Parent company operation:

Generadora Arabesco S.A.	Peru	Implementing projects related to electric power-generating activities.

Larcomar S.A.	Peru	Exploiting land right to use the Larcomar Shopping Center.

Promotora Larcomar S.A.	Peru	Building a hotel complex on a plot of land located in the district of Miraflores.

Promotores Asociados de Inmobiliarias S.A.	Peru	Operating in the real-estate industry and engaged in the development and selling office facilities in Peru.

Negocios del Gas S.A.	Peru	Construction, operation and maintenance of the pipeline system to transport natural gas and liquids of natural gas.

The following are the Group’s subsidiaries and related interests at December 31, 2017:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non- controlling interests (%)
Engineering and Construction:
GyM S.A.	98.23%	—	98.23%	1.77%
- GyM S.A. subsidiaries	—	87.06%	87.06%	12.94%
Stracon GyM S.A.	—	87.59%	87.59%	12.41%
GyM Chile SpA	—	99.99%	99.99%	0.01%
Vial y Vives - DSD S.A.	—	94.49%	94.49%	5.51%
Morelco S.A.S.	—	70.00%	70.00%	30.00%
GMI S.A.	89.41%	—	89.41%	10.59%
Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
Transportadora de Gas Natural
Comprimido Andino S.A.C	—	99.93%	99.93%	0.07%
Concar S.A.	99.75%	—	99.75%	0.25%
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	99.99%	—	99.99%	0.01%
Norvial S.A.	67.00%	—	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	—	99.96%	0.04%
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	—
Real Estate:
Viva GyM S.A.	63.44%	36.10%	99.54%	0.46%
- Viva GyM S.A. subsidiaries	—	60.51%	60.51%	39.49%
Services:
Cam Holding S.p.A.	100.00%	—	100.00%	—
Coasin Instalaciones Ltda.	—	100.00%	100.00%	—
CAM Servicios del Perú S.A.	73.16%	—	73.16%	26.84%
Adexus S.A.	91.03%	—	91.03%	8.97%
Parent company operations:
Generadora Arabesco S.A.	99.00%	—	99.00%	1.00%
Larcomar S.A.	79.66%	—	79.66%	20.34%
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Promotores Asociados de Inmobiliarias S.A.	99.99%	—	99.99%	0.01%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—

The following are the Group’s subsidiaries and related interests at December 31, 2016:

	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by the Group (%)	Percentage of common shares held by non- controlling interests (%)
Engineering and Construction:
GyM S.A.	98.23%	—	98.23%	1.77%
- GyM S.A. subsidiaries	—	87.06%	87.06%	12.94%
Stracon GyM S.A.	—	87.59%	87.59%	12.41%
GyM Chile SpA	—	99.99%	99.99%	0.01%
Vial y Vives – DSD S.A.	—	94.49%	94.49%	5.51%
Morelco S.A.S.	—	70.00%	70.00%	30.00%
GMI S.A.	89.41%	—	89.41%	10.59%
Infrastructure:
GMP S.A.	95.00%	—	95.00%	5.00%
Oiltanking Andina Services S.A.	—	50.00%	50.00%	50.00%
Transportadora de Gas Natural
Comprimido Andino S.A.C	—	99.93%	99.93%	0.07%
GyM Ferrovias S.A.	75.00%	—	75.00%	25.00%
Survial S.A.	99.99%	—	99.99%	0.01%
Norvial S.A.	67.00%	—	67.00%	33.00%
Concesión Canchaque S.A.	99.96%	—	99.96%	0.04%
Concesionaria Vía Expresa Sur S.A.	99.98%	0.02%	100.00%	—
Real Estate:
Viva GyM S.A.	63.44%	36.10%	99.54%	0.46%
- Viva GyM S.A. subsidiaries	—	60.51%	60.51%	39.49%
Services:
GMD S.A.	89.23%	—	89.23%	10.77%
Cam Holding S.p.A.	100.00%	—	100.00%	—
Concar S.A.	99.75%	—	99.75%	0.25%
Gestión de Servicios Digitales S.A.	—	100.00%	100.00%	—
Coasin Instalaciones Ltda.	—	100.00%	100.00%	—
CAM Servicios del Perú S.A.	73.16%	—	73.16%	26.84%
Adexus S.A.	91.03%	—	91.03%	8.97%
Parent company operations:
Generadora Arabesco S.A.	99.00%	—	99.00%	1.00%
Larcomar S.A.	79.66%	—	79.66%	20.34%
Promotora Larcomar S.A.	46.55%	—	46.55%	53.45%
Promotores Asociados de
Inmobiliarias S.A.	99.99%	—	99.99%	0.01%
Negocios del Gas S.A.	99.99%	0.01%	100.00%	—
Agenera S.A.	99.00%	1.00%	100.00%	—

On November 17, 2015, Cam Holding S.p.A. sold 100% of its shares in Cam Brasil Multiservicos S.A., at a total US$300 thousand; as a result, a loss of S/8.3 million was recorded, which is shown in the statement of income, within “Profit (loss) on sale of investments” (a cash balance of S/0.98 million was presented net of the cash received for the sale of this investment in the statement of cash flow).

In August 2016, the Company acquired additional interest in the share capital of Adexus S.A. to obtained control (Note 33 a)

All investments in subsidiaries have been included in the consolidation. The percentage of voting rights in those subsidiaries is directly held by the Parent Company and do not significantly differ from the percentage of shares held. There are no restrictions to the access or use of the Group’s assets and liabilities.

The following are the Group’s subsidiaries non-controlling interests at December 31:

	2016	2017
NON-CONTROLLING PARTICIPATION
Viva GyM S.A. and subsidiaries	241,140	224,345
Viva GyM S.A.	1,700	1,576
GyM S.A. and subsidiaries	100,840	95,052
GyM S.A.	9,354	8,118
Norvial S.A.	61,349	68,419
CAM Holding S.p.A.	26,589	(6,417)
GMP S.A.	20,879	22,263
GyM Ferrovias S.A.	30,548	35,419
Promotora Larcomar S.A.	13,539	13,395
Other	3,375	3,578

	509,313	465,748

Summarized financial information of subsidiaries with material non-controlling interests

Set out below is the summarized financial information for each subsidiary that has non-controlling interests that are material to the Group.

Summarized statement of financial position

	Viva GYM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	At December 31,		At December 31,		At December 31,
	2016	2017	2016	2017	2016	2017
Current:
Assets	1,117,065	884,591	1,849,077	1,875,231	107,838	88,077
Liabilities	(515,781)	(352,125)	(2,050,803)	(2,142,618)	(49,721)	(45,613)

Current net assets (liabilities)	601,284	532,466	201,726	(267,387)	58,117	42,464

Non-current:
Assets	113,594	78,457	1,326,599	1,368,460	467,449	492,803
Liabilities	(104,179)	(44,068)	(471,424)	(546,342)	(339,661)	(327,936)

Non-current net assets (liabilities)	9,415	34,389	855,175	822,118	127,788	164,867

Net assets	610,699	566,855	653,449	554,731	185,905	207,331

Summarized income statement

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	For the year ended		For the year ended		For the year ended
	2016	2017	2016	2017	2016	2017
Revenue	411,518	647,535	4,036,226	3,184,833	216,260	149,467

Profit (loss) before income tax	104,223	153,602	(85,857)	18,827	63,582	68,104
Income tax	(27,054)	(35,900)	(11,228)	(13,482)	(16,262)	(18,678)

Profit (loss) for the period	77,169	117,702	(97,085)	5,345	47,320	49,426
Other comprehensive Income	—	—	19,486	(2,641)	—	—

Total comprehensive Income for the period	77,169	117,702	(77,599)	2,704	47,320	49,426

Dividends paid to non-controlling interest Note (36-c)	5,050	21,165	8,288	4,056	7,260	9,240

Summarized statement of cash flows

	Viva GyM S.A. and subsidiaries		GyM S.A. and subsidiaries		Norvial S.A.
	For the year ended		For the year ended		For the year ended
	2016	2017	2016	2017	2016	2017
Cash flows from operating activities provided by (used in), net	44,910	164,852	224,428	239,935	(42,051)	25,041

Cash flows from investing activities provided by (used in), net	(546)	79,471	(29,853)	44,020	—	—

Cash flows from financing activities provided by (used in), net	(59,931)	(203,958)	(283,296)	(191,689)	99,193	(48,010)

Increase (decrease) in cash and cash equivalents, net	(15,567)	38,817	(88,721)	92,266	57,142	(22,969)

Cash and cash equivalents at the beginning of the year	74,459	58,892	167,620	87,294	38,276	95,418

Cash and cash equivalents at the end of the year	58,892	97,709	78,899	179,560	95,418	72,449

The information above is the amount before inter-company eliminations.

b)	Public services concessions

The Group acts as an operator in various public service concessions. When applicable, revenue attributable to the construction or restoration of infrastructure has been accounted for by applying the models set forth in Note 2.5 (financial asset, intangible asset and bifurcated models).

Subsidiary Transportadora de Gas Natural Comprimido Andino S.A.C. (hereinafter TGNCA) held a concession to design, finance, construct, maintain and operate the compressed natural gas supply system to be implemented in certain cities. The Concession was recognized under the financial asset model. In September 2016 the Concession Agreement was terminated on the grounds of counterparty’s failure to meet the required conditions (availability of assets and resources). As a result, TGNCA recognized an impairment loss of receivables amounting to S/6.3 million, which is included in the income statement as of December 31, 2016 within “cost of services provided”. The balance remaining relates to trade accounts receivable for S/17.3 million, to be received from the Ministry of Energy and Mines. This balance was classified as current assets because a favorable result was obtained with the interposed award.

In all the Group concessions’, the infrastructure is returned to grantor at the end of the concession agreement.

The concessions held by the Group are as follows at December 31, 2017:

Name of Concession	Description	Estimated investment	Consideration	Ordinary shares held	Concession termination	Accounting model
Survial S.A.	This company operates and maintains a 750 km road from the San Juan de Marcona port to Urcos, Peru, which is connected to an interoceanic road. The road has five toll stations and three weigh stations.	US$98.9 million	Transaction secured by the Peruvian Government involving from annual payments for the maintenance and operation of the road, which is in charge of the Peruvian Ministry of Transport and Communications (MTC).	99.9%	2032	Financial asset
Canchaque S.A.C.	This company operates and periodically maintains a 78 km road from the towns of Buenos Aires to Canchaque, in Peru The road has one toll station.	US$29 million	Transaction secured by the Peruvian Government regardless the traffic volume. Revenue is secured by an annual minimum amount of US$0.3 million.	99.96%	2025	Financial asset
Concesionaria. La Chira S.A.	Designing, financing, constructing, operating and maintaining project called “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira”. The Project will treat approximately 25% of waste waters in Lima.	S/250 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2036	Financial asset
GyM Ferrovías S.A.	Concession for the operation of Line 1 of the Lima Metro, Peru’s only urban railway system in Lima city, which includes (i) operation and maintenance of the five existing trains, (ii) operation and maintenance and the acquisition of 19 trains on behalf of the Peruvian Government and (iii) design and construction of the repair yard and maintenance of railway.	S/548.8 million	Transaction secured by the Peruvian Government involving a quarterly payment received from MTC based on km travelled per train.	75.00%	2041	Financial asset

Name of concession	Description	Estimated investment		Consideration	Ordinary shares held	Concession termination	Accounting model
Norvial S.A.	The Company operates and maintains part of the only highway that connects Lima to the northwest of Peru. This 183 km road known as Red Vial 5 runs from the cities of Ancón to Pativilca and has three toll stations.	US$	152 million	From users (self-financed concession; revenue is derived from collection of tolls).	67.00%	2028	Intangible
Vía Expresa Sur S.A.	The Company obtained the concession for designing, financing, building, operating and maintaining the infrastructure associated with the Vía Expresa Sur Project. This project involves the second stage expansion of the Via Expresa - Paseo de la República,between Av. República de Panamá and and Panamericana highway.	US$	196.8 million	Contract give the right of collection from users; however the Peruvian Government shall pay the difference when the operating revenue obtained is below US$18 million during the first two years and below US$19.7 million from the third year to the fifteenth year of the effective period of the financing, with a ceiling of US$10 million. In June 2017, the contract was suspended temporarily for one year by agreement between Concessionaire and grantor.	99.98%	2053	Bifurcated
Recaudo Trujillo S.A.C.	Design, implementation, operation, technological maintenance and renewal (estimate) of the single system of electronic collection. Design, implementation, operation and maintenance of the Clearing house Implementation of the Fleet Control Center, as well as training to personnel.	US$	40.2 million	Economic consideration resulting from applying the “price for validation” considering daily validations input on the system to be managed through a trust.	95.00%	2036	Intangible
c)	Principal Joint Operations

At December 31, 2017, the Group is a partner to 64 Joint Operations with third parties (69 at December 31, 2016). The table below lists the Group’s major Joint Operations.

	Percentage of interest
Joint operations	2016	2017
Graña y Montero S.A.A.
- Concesionaria la Chira S.A.	50.00%	50.00%
GyM S.A.
- Consorcio Constructor Alto Cayma	50.00%	50.00%
- Consorcio Rio Pallca – Huanza	40.00%	40.00%
- Consorcio Alto Cayma	49.00%	49.00%
- Consorcio Lima Actividades Comerciales	50.00%	50.00%
- Consorcio Atocongo	40.00%	40.00%
- Consorcio Norte Pachacutec	49.00%	49.00%
- Consorcio La Chira	50.00%	50.00%
- Consorcio Río Urubamba	50.00%	50.00%
- Consorcio Vial Quinua	46.00%	46.00%
- Consorcio Rio Mantaro	50.00%	50.00%
- Consorcio GyM – CONCIVILES	66.70%	66.70%
- Consorcio Toromocho	55.00%	55.00%
- Consorcio Construcciones y Montajes CCN	25.00%	25.00%
- Consorcio HV GyM	50.00%	50.00%
- Consorcio Stracon Motta Engil JV	50.00%	50.00%
- Consorcio Huacho Pativilca	67.00%	67.00%
- Consorcio Constructor Chavimochic	26.50%	26.50%
- Consorcio Constructor Ductos del Sur	29.00%	29.00%
- Consorcio Italo Peruano	48.00%	48.00%
- Consorcio Menegua	50.00%	50.00%
- Consorcio Energía y Vapor	50.00%	50.00%
- Consorcio Ermitaño	50.00%	50.00%
- Consorcio para la Atención y Mantenimiento de Ductos	50.00%	50.00%
- Consorcio Lima Actividades Comerciales Sur	50.00%	50.00%
- Consorcio CDEM	—	85.00%
- Consorcio AMDP Norte	—	50.00%
- Consorcio Chicama - Ascope	—	50.00%
- Consorcio TNT Vial y Vives - DSD Chile LTDA	—	50.00%
- Consorcio La Gloria	49.00%	49.00%
- Consorcio GyM Sade Skanska	50.00%	50.00%
- Constructora Incolur DSD Limitada	50.00%	50.00%
GMP S.A.
- Consorcio Terminales	50.00%	50.00%
- Terminales del Perú	50.00%	50.00%

	Percentage of interest
Joint operations	2016	2017
GMD S.A.
- Consorcio Cosapi-Data – GMD S.A.	70.00%	—
- Consorcio The Louis Berger Group Inc. - GMD	66.45%	—
- Consorcio Procesos Digitales	43.65%	—
- Consorcio GMD S.A. – Indra S.A.	50.00%	—
- Consorcio Fábrica de Software	50.00%	—
- Consorcio Gestión de Procesos Electorales (ONPE)	50.00%	—
- Consorcio Lima Actividades Sur	50.00%	—
- Consorcio Latino de Actividades Comerciales de
Clientes Especiales	50.00%	—
- Consorcio Latino de Actividades Comerciales	75.00%	—
- Consorcio Gestión de Procesos Junta de Gobernadores	45.00%	—
- Consorcio Soluciones Digitales	38.00%	—
- Consorcio de Gestión de la Información	56.00%	—
- Consorcio de la Disponibilidad PKI	70.00%	—
CONCAR S.A.
- Consorcio Ancón-Pativilca	67.00%	67.00%
- Consorcio Peruano de Conservación	50.00%	50.00%
- Consorcio Manperán	67.00%	67.00%
- Consorcio Vial Sierra	50.00%	50.00%
Viva GyM S.A.
- Consorcio Panorama	35.00%	35.00%
CAM HOLDING S.p.A
- Consorcio Mecam	50.00%	50.00%
- Consorcio Seringel	50.00%	50.00%

All of the joint arrangements listed above operate in Peru, Chile and Colombia.

The table below provides a description of the major activities carried out by these joint operations:

Joint Operations in	Economic activity
Graña y Montero S.A.A.	Construction, operation and maintenance of La Chira waste water treatment plant south of Lima. The project is aimed to solve Lima’s environmental problems caused by sewage discharged directly into the sea.

GyM S.A.	Theses joint operations carried out activities through the four divisions of the engineering and construction segment (Note 7).

GMP S.A.	Consorcio Terminales and Terminales del Peru provide services for receiving, storing, shipping and transporting liquid hydrocarbons, such as gasoline, jet fuel, diesel fuel and residual among others.

CONCAR S.A.	Joint operations Concar provides rehabilitation service, routine and periodic maintenance of the road; and road preservation services.

Viva GyM S.A.	Construction of a five-star hotel with a convention center, a business center and entertainment center.

CAM Holding S.p.A.	Execution of outsourcing services to the electric power sector.

GMD S.A.	Outsourcing service of online BPO processes (Business Process Outsourcing).

The consolidated financial statements do not include any other type of entities in addition to those mentioned above, such as trust funds or special purpose entities.